Income Taxes (Details) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Summary of income tax benefits
Current	$ (1,143,595)	$ (1,378,700)
Deferred tax benefit	$ (1,143,595)	$ (1,378,700)